Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Issuances and Repurchases of Shares

	Number of shares
	Class A	Class B	Total

At December 31, 2022	294,124,829	18,748,770	312,873,599
Vested awards (a)	1,373,921	—	1,373,921
At December 31, 2023	295,498,750	18,748,770	314,247,520
Conversions	1,823,680	(1,823,680)	—
At December 31, 2024	297,322,430	16,925,090	314,247,520

(a)In 2023, the Company delivered1,373,921 shares, due to vesting of RSUs.

Schedule of approved programs to repurchase common shares

Date of programs approved by the Board of Directors	Maximum amount of repurchase approved	Amounts actually repurchased under the program	Status of programs as of December 31, 2024
September-23	300,000	292,745	Program completed
November-23	1,000,000	981,345	Program completed
November-24	2,000,000	608,339	Program in progress

Schedule of Other Comprehensive Income

	December 31, 2024	December 31, 2023

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(38,910)	(41,266)
Accounts receivable from card issuers at fair value	(425,753)	(348,529)
Unrealized loss on cash flow hedge	(125,532)	(197,188)

Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Fair value of equity instruments designated at fair value	291,623	254,353
Effects of hyperinflationary accounting	11,524	12,181
Total	(287,048)	(320,449)